UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-4632

              The European Equity Fund (formerly, The Germany Fund)
               (Exact name of registrant as specified in charter)


                             Two International Place
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)


                                  Paul Schubert
                                 345 Park Avenue
                               New York, NY 10154
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190
                                                     --------------

Date of fiscal year end:  12/31
                          -----

Date of reporting period: 9/30/05
                         --------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS


THE GERMANY FUND, INC.
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)
-------------------------------------------------------------------------------
SHARES                 DESCRIPTION                  VALUE
------                 -----------                  -----
INVESTMENTS IN GERMAN SECURITIES -- 87.7%
         COMMON STOCKS -- 83.0%
         AIR FREIGHT &
           LOGISTICS -- 2.5%
150,000  Deutsche Post ........................  $  3,516,519
                                                 ------------
         AUTO COMPONENTS -- 2.9%
 50,000  Continental ..........................     4,114,050
                                                 ------------
         AUTOMOBILES -- 5.5%
 30,000  Bayerische Motoren Werke .............     1,411,667
                                                 ------------
120,000  DAIMLERCHRYSLER ......................     6,381,055
                                                 ------------
                                                    7,792,722
                                                 ------------
         CHEMICALS -- 14.7%
170,000  BASF .................................    12,799,937
220,000  Bayer ................................     8,080,887
                                                 ------------
                                                   20,880,824
                                                 ------------
         CONSTRUCTION &
           ENGINEERING -- 1.1%
 30,000  Bilfinger Berger .....................     1,611,889
                                                 ------------
         ELECTRIC UTILITIES -- 4.7%
 73,000  E.ON .................................     6,721,491
                                                 ------------
         INDUSTRIAL
           CONGLOMERATES -- 13.6%
250,000  Siemens ..............................    19,305,317
                                                 ------------
         INSURANCE -- 12.4%
 85,000  Allianz ..............................    11,503,560
 53,000  Munchener Ruckversicherungs ..........     6,065,664
                                                 ------------
                                                   17,569,224
                                                 ------------
         INTERNET SOFTWARE &
           SERVICES -- 0.9%
 40,000  United Internet ......................     1,298,667
                                                 ------------
         MACHINERY -- 5.8%
120,000  MAN ..................................     6,169,992
 30,000  Rheinmetall ..........................     1,987,755
                                                 ------------
                                                    8,157,747
                                                 ------------
         MEDIA -- 0.8%
 40,000  Premiere* ............................     1,126,154
                                                 ------------


SHARES                 DESCRIPTION                  VALUE
------                 -----------                  -----
         MULTI-UTILITIES -- 2.8%
 60,000  RWE ..................................  $  3,979,124
                                                 ------------
         PHARMACEUTICALS -- 0.6%
 10,000  Merck KGaA ...........................       843,651
                                                 ------------
         REAL ESTATE -- 1.2%
 35,000  Hypo Real Estate Holding .............     1,773,439
                                                 ------------
         SOFTWARE -- 9.8%
 80,000  SAP ..................................    13,858,869
                                                 ------------
         TEXTILES, APPAREL & LUXURY
           GOODS -- 3.7%
 30,000  Adidas Salomon .......................     5,225,266
                                                 ------------
         Total Common Stocks
           (cost $84,279,667) .................   117,774,953
                                                 ------------
         PREFERRED STOCKS -- 4.7%
         AUTOMOBILES -- 2.7%
 20,000  Bayerische Motoren Werke+ ............       799,198
  4,000  Porsche ..............................     3,082,827
                                                 ------------
                                                    3,882,025
                                                 ------------
         HEALTHCARE PROVIDERS &
           SERVICES -- 1.0%
 10,000  Fresenius ............................     1,390,224
                                                 ------------
         TEXTILES, APPAREL & LUXURY
           GOODS -- 1.0%
 40,000  Hugo Boss ............................     1,396,970
                                                 ------------
         Total Preferred Stocks
           (cost $5,476,486) ..................     6,669,219
                                                 ------------
         Total Investments in
           German Securities
           (cost $89,756,153) .................   124,444,172
                                                 ------------
INVESTMENTS IN DUTCH
  COMMON STOCK -- 1.0%
         DIVERSIFIED FINANCIAL
           SERVICES -- 1.0%
 50,000  ING Groep
           (Cost $1,155,163) ..................     1,492,623
                                                 ------------

THE GERMANY FUND, INC.
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED) (CONTINUED)

SHARES                 DESCRIPTION                  VALUE
------                 -----------                  -----
INVESTMENTS IN FRENCH
  COMMON STOCKS -- 4.0%
         INSURANCE -- 1.9%
100,000  Axa ..................................  $  2,751,535
                                                 ------------
         MULTI-UTILITIES -- 1.1%
 55,000  Suez .................................     1,593,517
                                                 ------------
         OIL, GAS & CONSUMABLE
           FUELS -- 1.0%
  5,000  Total ................................     1,367,937
                                                 ------------
         Total Investments in French
           Common Stocks
           (cost $4,825,196) ..................     5,712,989
                                                 ------------
INVESTMENTS IN SWISS
  COMMON STOCK -- 2.2%
         DIVERSIFIED FINANCIAL
           SERVICES -- 2.2%
 36,000  United Bank of Switzerland
           (Cost $2,780,973) ..................     3,069,530
                                                 ------------


SHARES                 DESCRIPTION                  VALUE
------                 -----------                  -----
INVESTMENTS IN SPANISH
  COMMON STOCKS -- 2.7%
         COMMERCIAL BANKS -- 1.8%
146,800  Banco Bilbao Vizcaya Argentaria ......  $  2,580,241
                                                 ------------
         DIVERSIFIED TELECOMMUNICATION
           SERVICES -- 0.9%
 72,800  Telefonica ...........................     1,194,503
                                                 ------------
         Total Investments in Spanish
           Common Stocks
           (cost $3,588,987) ..................     3,774,744
                                                 ------------
SECURITIES LENDING
  COLLATERAL -- 0.1%
 83,400  Scudder Daily Assets Fund
           Institutional, 3.84%++
           (cost $83,400) .....................        83,400
                                                 ------------
         Total Investments--97.7%
           (cost $102,189,872) ................  $138,577,458
         Cash and other assets in excess
           of liabilities--2.3% ...............     3,255,858
                                                 ------------
         NET ASSETS--100.0% ...................  $141,833,316
                                                 ============



-----------
*  Non-income producing security.
+ All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2005 amounted to $79,299 which is 0.1% of the net assets.
++ Represents collateral held in connection with securities lending. Scudder
   Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         The European Equity Fund (formerly,
                                    The Germany Fund)


By:                                 /s/Vincent J. Esposito
                                    -----------------------
                                    Vincent J. Esposito
                                    President

Date:                               November 22, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         The European Equity Fund (formerly,
                                    The Germany Fund)


By:                                 /s/Vincent J. Esposito
                                    -----------------------
                                    Vincent J. Esposito
                                    President

Date:                               November 22, 2005



By:                                 /s/Paul Schubert
                                    -----------------------
                                    Paul Schubert
                                    Chief Financial Officer and Treasurer

Date:                               November 22, 2005